SEGMENT INFORMATION (Schedule of Long Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	$ 58,871	$ 71,685
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	14,864	15,873
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes	44,007	55,812
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Long lived asstes